Investments accounted for using the equity method - Additional Information (Details) € / shares in Units, € in Thousands, $ in Millions									3 Months Ended	12 Months Ended
		Jan. 15, 2024 EUR (€)	Oct. 11, 2023 EUR (€) shares	Sep. 29, 2023 USD ($)	Sep. 26, 2023 ¥ / shares shares	Sep. 26, 2023 € / shares shares	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Dec. 31, 2023	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 11, 2023 USD ($)	Sep. 20, 2023 USD ($)
Investments accounted for using the equity method
Capital increase | €	[1]									€ 57,338	€ 30,589	€ 8,827
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %		15.00%	15.00%	15.00%					15.00%	15.00%	15.00%
Hepalys Pharma, Inc | Hepalys Pharma, Inc
Investments accounted for using the equity method
Capital increase		€ 1,600		$ 13.0
Catalys Option Agreement | Hepalys Pharma, Inc
Investments accounted for using the equity method
Option to acquire shares in company, percentage					30.00%	30.00%	30.00%	30.00%						30.00%
Number of shares acquired in associate | shares			1,500,000		1,500,000	1,500,000
Purchase of interests in investments accounted for using equity method, price per share | (per share)					¥ 300	€ 1.9	¥ 300	€ 1.9
Fair value of option to acquire shares in associate			€ 3,400				¥ 3,400	€ 3,400					$ 3.6	$ 3.6
Volatility, measurement input in fair value of options to acquire shares in associate				68.00%
Risk-free rate, measurement input in fair value of options to acquire shares in associate				2.00%
Option maturity period, measurement input in fair value of options to acquire shares in associate				8 years

[1]	Including subscriptions to BSA share warrants for €6 thousand, €2 thousand, and €0 thousand for the period ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.